Expense Example - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2030 Fund	Sep. 08, 2023 USD ($)
Fidelity Advisor Freedom 2030 Fund - Class A
Expense Example:
1 year	$ 663
3 years	848
5 years	1,050
10 years	1,630
Fidelity Advisor Freedom 2030 Fund - Class C
Expense Example:
1 year	269
3 years	523
5 years	902
10 years	1,766
Fidelity Advisor Freedom 2030 Fund - Class M
Expense Example:
1 year	464
3 years	706
5 years	966
10 years	1,710
Fidelity Advisor Freedom 2030 Fund - Class I
Expense Example:
1 year	67
3 years	211
5 years	368
10 years	822
Fidelity Advisor Freedom 2030 Fund - Class Z
Expense Example:
1 year	58
3 years	183
5 years	318
10 years	$ 714